Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 118,120,000
Total Fee Amount	10,276.44
Total Offset Amount	0
Net Fee	$ 10,276.44
Offset Table N/A	N/A